INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
INCOME TAX EXPENSE

NOTE 29 – INCOME TAX EXPENSE:

A. Taxes on income:

The combined Canadian federal and provincial statutory income tax rate is 26.5% (2022 and 2021 - 26.5%).

Israeli corporate tax rates are 23% in 2023 (2022 and 2021 – 23%).

B. Tax reconciliation:

	Year Ended December 31
	2023	2022	2021

Loss before income tax	$(18,057)	$(18,347)	$(40,148)
Statutory tax rate	23%	23%	23%
Income tax benefit at the statutory tax rate	4,153	4,220	9,234
Expenses not recognized for tax purposes	(4,153)	(4,220)	(9,234)
Recognition/Derecognition of deferred tax assets which were not recognized on prior periods	-	-	(142)
Income tax expense	$-	$-	$(142)

C. Income tax expense:

	Year Ended December 31
	2023	2022	2021

Current	$-	$-	$-
Prior year taxes	-	-	142
Deferred taxes, net	-	-	-
Total	$-	-	$142

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 29 – INCOME TAX EXPENSE: (CONTINUED)

D. Deferred tax assets:

Deferred tax assets have not been recognized in respect of carryforward losses because it is not probable that future taxable profit will be available against which the group can utilize the benefits therefrom.